Capital Lease (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
As of December 31, 2016 and 2017, the gross amount of the equipment, related depreciation and impairment charge recorded under capital and financing lease were as follows:

	As of year ended December 31,
	2016	2017
	RMB	RMB	US$

Equipment	426,903	433,576	66,639
Less: accumulated depreciation	(137,839)	(158,694)	(24,391)
Impairment on equipment	(92,244)	(145,398)	(22,347)
Net Value	196,820	129,484	19,901

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2017, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2018	143,236	22,015
2019	43,667	6,711
2020	42,402	6,517
2021	39,336	6,046
2022	34,101	5,241
Thereafter	89,770	13,798
Total minimum lease payments	392,512	60,328
Less: Amount representing interest	53,819	8,272
Present value of net minimum lease payments	338,693	52,056
Current portion	109,478	16,826
Non-current portion	229,215	35,230